PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
Prepaid Expenses And Other Current Assets
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 8 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

As of December 31, 2022, and 2021, prepaid expenses and other current assets consist of:

	As of December 31,
	2022	2021
Prepaid expenses	$798,140	$3,349,990
Deposits	165,868	59,925
Other current assets	126,779	80,531
Total	$1,090,787	$3,490,446